Note 6 - Employee Incentive Schemes - Schedule of Activity for Options Exercised (Details) - AUD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Proceeds received	$ 0	$ 3,400
Share-based Payment Arrangement, Option [Member]
Shares exercised and issued (in shares)	40,000	328,334
Weighted average exercise price (in AUD per share)	$ 0	$ 0.01
Proceeds received	$ 0	$ 3,283